Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 115,922	¥ 105,030
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	34,986
Commitments outstanding with related parties	3,143
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	20,373
Commitments outstanding with related parties	0
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	15,778
Commitments outstanding with related parties	¥ 909